Stock Compensation Plans Compensation and Unrecognized Compensation Expense (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2013 Stock Awards	Dec. 31, 2012 Stock Awards	Dec. 31, 2011 Stock Awards	Dec. 31, 2013 Restricted stock rights	Dec. 31, 2013 Restricted performance stock rights	Dec. 31, 2013 Stock Rights	Sep. 30, 2013 Stock Rights	Jun. 30, 2013 Stock Rights	Mar. 31, 2013 Stock Rights	Dec. 31, 2012 Stock Rights	Sep. 30, 2012 Stock Rights	Jun. 30, 2012 Stock Rights	Mar. 31, 2012 Stock Rights	Dec. 31, 2011 Stock Rights	Sep. 30, 2011 Stock Rights	Jun. 30, 2011 Stock Rights
Compensation expense
Total stock-based compensation expense	$ 44	$ 41	$ 46		$ 1	$ 1	$ 44	$ 40	$ 45
Tax benefits recognized for stock-based compensation	17	16	16
Realized tax benefits from exercise of stock options				4	1	2
Realized tax benefits from issuance of stock in settlement of RPSRs and RSRs							32	14	10
Unrecognized compensation expense
Unrecognized compensation expense, stock awards										$ 2	$ 21
Unrecognized compensation expense, weighted average period of recognition										0 years 3 months	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							456,000	581,000	1,213,000			10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000